Debt (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Summary of net interest expense
Original issue discounts	$ 0.1	$ 0.1
Total interest expense	13.5	13.9
Interest income
Interest expense, net	13.5	13.9
Senior Secured Term Loan Facility [Member]
Summary of net interest expense
Interest expense	4.0	4.1
Amortization Debt issue costs	0.3	0.3
Senior Notes [Member]
Summary of net interest expense
Interest expense	8.6	8.6
Amortization Debt issue costs	0.3	0.3
Senior Secured Revolving Credit Facility [Member]
Summary of net interest expense
Amortization Debt issue costs	0.1	0.1
Other Debt [Member]
Summary of net interest expense
Interest expense	$ 0.1	$ 0.4